DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2013
Discontinued Operations and Disposal Groups [Abstract]
Schedule Of Disposal Group Discontinued Operation [Table Text Block]
The impact of the transactions and/or processes whereby the above-described operations were discontinued during the year ended December 31, 2011 is summarized as follows:

Subsidiary	Location	Proceeds	Gain (Loss)
ViryaNet Australia	Australia	$340	$250
ViryaNet Europe	United Kingdom	—	(128)

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The table below summarizes certain financial information with respect to the Company’s discontinued operations for the year ended December 31, 2011:

Revenues	$790

Loss from discontinued operations (No income tax expense or benefit)	(136)
Gain on disposal of discontinued operations (No income tax expense or benefit)	122
Total loss from disposal of discontinued operations	$(14)